Concentration of Credit Risk (Tables)	6 Months Ended
Dec. 31, 2025
Concentration of Credit Risk [Abstract]
Schedule of Total Accounts Receivable

The following table sets forth a summary of single customers which represent 10% or more of the Group’s total accounts receivable:

	As of June 30, 2025		As of December 31, 2025
	RMB		RMB
			(Unaudited)
	Amount	%	Amount	%
Percentage of the Group’s accounts receivable
Customer A	136,782	38	73,648	80
Customer B	*	*	13,300	15
Customer C	100,600	28	*	*
Customer D	74,000	21	*	*

*	Represented the percentage below 10%

The following table sets forth a summary of single suppliers which represent 10% or more of the Group’s total accounts payable:

	As of June 30, 2025		As of December 31, 2025
	RMB		RMB
			(Unaudited)
	Amount	%	Amount	%
Percentage of the Group’s accounts payable
Supplier A	25,505	61	21,960	28
Supplier B	*	*	20,126	26
Supplier C	*	*	11,453	15
Supplier D	5,505	13	*	*

*	Represented the percentage below 10%

The following table sets forth a summary of single suppliers which represent 10% or more of the Group’s total purchases:

	For the six months ended December 31,
	2024		2025
	RMB		RMB
	(Unaudited)
	Amount	%	Amount	%
Percentage of the Group’s total purchase
Supplier E	*	*	821,673	10
Supplier F	1,540,752	11	*	*
Supplier G	1,498,159	11	*	*
Supplier H	1,452,785	11	*	*
Supplier I	1,386,002	10	*	*

*	Represented the percentage below 10%